Trade and other receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 25,812	$ 19,423
Other receivables	10,103	6,586
Contract assets	12,781	20,386
Trade and other receivables	$ 48,696	$ 46,395